S-K 1603(c) Fiduciary Duties to Other Companies	Dec. 15, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties:

Individual(1)	Entity	Entity’s Business	Affiliation
Nicholas Petruska	Vine Hill Capital Investment Corp	SPAC	Chief Executive Officer and Director
	Vine Hill Capital Sponsor I LLC	SPAC Sponsorship	Managing Member
	Vine Hill Capital Sponsor II LLC	SPAC Sponsorship	Managing Member
	Vine Hill Capital Partners LLC	Investment Entity	Managing Member
Daniel Zlotnitsky	Vine Hill Capital Investment Corp	SPAC	Chief Financial Officer and Director
	Vine Hill Capital Partners LLC	Investment Entity	Member
John Adams	Vine Hill Capital Investment Corp	SPAC	Director
	CMD Global Partners	Investment Bank	Founding Partner
Marshall Sonenshine	Sonenshine Partners	Investment Bank	Managing Partner
Junping Wang	—	—	—